Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Warrants [Abstract]
Schedule of range of inputs used for probability weighted Black Scholes option pricing model valuations
Issuance Date	Expected Term at Issuance Date	Risk Free Interest Rate at Date of Issuance	Volatility at Date of Issuance	Stock Price at Date of Issuance
8/20/2014	5.00	1.50%	96.00%	$0.63
2/13/2015	5.00	1.28%	100.00%	$0.34
5/22/2015	5.00	1.28%	107.58%	$0.29
10/15/2015	5.00	1.71%	58.48%	$0.22
10/26/2015	5.00	1.71%	60.47%	$0.21
12/21/2015	5.00	1.75%	58.48%	$0.21
12/28/2015	5.00	1.75%	58.48%	$0.16
1/15/2016	5.00	1.76%	58.48%	$0.17
5/3/2016	5.00	1.25%	51.15%	$0.21
6/13/2016	5.00	1.14%	51.12%	$0.17
6/29/2016	5.00	1.01%	48.84%	$0.17
8/17/2016	5.00	1.15%	51.55%	$0.15
11/4/2016	5.00	1.66%	47.48%	$0.16
12/12/2016	5.00	1.90%	48.54%	$0.19
8/19/2017	5.00	1.81%	64.71%	$0.35
11/13/2017	5.00	2.08%	66.24%	$0.29
1/16/2018	5.00	2.36%	65.07%	$0.27

Issuance Date	Expected Term at Issuance Date	Risk Free Interest Rate at Date of Issuance	Volatility at Date of Issuance	Stock Price at Date of Issuance
8/20/2014	5.00	1.50%	96.00%	$0.63
2/13/2015	5.00	1.28%	100.00%	$0.34
5/22/2015	5.00	1.28%	107.58%	$0.29
10/15/2015	5.00	1.71%	58.48%	$0.22
10/26/2015	5.00	1.71%	60.47%	$0.21
12/21/2015	5.00	1.75%	58.48%	$0.21
12/28/2015	5.00	1.75%	58.48%	$0.16
1/15/2016	5.00	1.76%	58.48%	$0.17
5/3/2016	5.00	1.25%	51.15%	$0.21
6/13/2016	5.00	1.14%	51.12%	$0.17
6/29/2016	5.00	1.01%	48.84%	$0.17
8/17/2016	5.00	1.15%	51.55%	$0.15
11/4/2016	5.00	1.66%	47.48%	$0.16
12/12/2016	5.00	1.90%	48.54%	$0.19
8/19/2017	5.00	1.81%	64.71%	$0.35
11/13/2017	5.00	2.08%	66.24%	$0.29

Remaining Expected Term at December 31, 2017	Risk Free Interest Rate at December 31, 2017	Volatility at December 31, 2017	Stock Price at December 31, 2017
1.64 - 4.87	1.83%	72.34%	$0.32

Summary of outstanding debt and equity warrants
Remaining Expected Term at March 31, 2018	Risk Free Interest Rate at March 31, 2018	Volatility at March 31, 2018	Stock Price at March 31, 2018
0.1 - 4.8	2.18%	65.07%	$0.30

	Warrants (Equity)			Warrants (Liability)
	Amount	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Amount	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance January 1, 2018	33,004,011	0.47	3.55	6,487,500	0.35	1.64
Warrants issued with revolver loan	1,851,852	0.27	4.80	-	-	-
Warrants expired	530,513	10.73	-	-	-	-
Balance March 31, 2018	34,325,350	0.30	3.43	6,487,500	0.35	1.39

	Warrants (Equity)			Warrants (Liability)
	Amount	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Amount	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2016	12,937,902	1.88	3.90	6,487,500	0.35	3.64
Warrants issued to financial advisors	500,000	0.28	4.46	-	-	-
Warrants issued with promissory notes	1,785,715	0.28	4.37	-	-	-
Warrants issued with term loan	7,424,804	0.28	4.70	-	-	-
Warrants expired	(1,116,359)	11.52	-	-	-	-
Balance, December 31, 2016	21,532,062	0.65	3.79	6,487,500	0.35	2.64
Warrants issued with term loan	11,764,704	0.28	4.75	-	-	-
Warrants expired	(292,755)	46.68	-	-	-	-
Balance December 31, 2017	33,004,011	0.47	3.55	6,487,500	0.35	1.64